CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock Class A Common Stock [Member] CIK 0001846136 Riverview Acquisition Corp	Common Stock Class B Common Stock [Member] CIK 0001846136 Riverview Acquisition Corp	Additional Paid-in Capital CIK 0001846136 Riverview Acquisition Corp	Accumulated Deficit CIK 0001846136 Riverview Acquisition Corp	CIK 0001846136 Riverview Acquisition Corp	Total
Beginning balance at Feb. 03, 2021	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Feb. 03, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor	$ 0	$ 7,188	17,812	0	25,000
Issuance of Class B common stock to Sponsor (in shares)	0	7,187,500
Net Income (Loss) Attributable to Parent	$ 0	$ 0	0	(8,476)	(8,476)
Ending balance at Mar. 31, 2021	$ 0	$ 7,188	17,812	(8,476)	16,524
Ending balance (in shares) at Mar. 31, 2021	0	7,187,500
Beginning balance at Feb. 03, 2021	$ 0	$ 0	0	0	0
Beginning balance (in shares) at Feb. 03, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent					(8,413)
Ending balance at Jun. 30, 2021	$ 0	$ 7,188	17,812	(8,413)	16,587
Ending balance (in shares) at Jun. 30, 2021	0	7,187,500
Beginning balance at Feb. 03, 2021	$ 0	$ 0	0	0	0
Beginning balance (in shares) at Feb. 03, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor		$ 7,188	17,812		25,000
Issuance of Class B common stock to Sponsor (in shares)	0	7,187,500
Accretion of Class A common stock subject to possible redemption			(536,750)	(23,922,881)	(24,459,631)
Net Income (Loss) Attributable to Parent				5,666,628	5,666,628
Ending balance at Dec. 31, 2021	$ 0	$ 6,250	0	(18,256,253)	(18,250,003)
Ending balance (in shares) at Dec. 31, 2021	0	6,250,000
Beginning balance at Mar. 31, 2021	$ 0	$ 7,188	17,812	(8,476)	16,524
Beginning balance (in shares) at Mar. 31, 2021	0	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent	$ 0	$ 0	0	63	63	$ (6,094,000)
Ending balance at Jun. 30, 2021	$ 0	$ 7,188	17,812	(8,413)	16,587
Ending balance (in shares) at Jun. 30, 2021	0	7,187,500
Beginning balance at Dec. 31, 2021	$ 0	$ 6,250	0	(18,256,253)	(18,250,003)
Beginning balance (in shares) at Dec. 31, 2021	0	6,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent	$ 0	$ 0	0	172,425	172,425
Ending balance at Mar. 31, 2022	$ 0	$ 6,250	0	(18,083,828)	(18,077,578)
Ending balance (in shares) at Mar. 31, 2022	0	6,250,000
Beginning balance at Dec. 31, 2021	$ 0	$ 6,250	0	(18,256,253)	(18,250,003)
Beginning balance (in shares) at Dec. 31, 2021	0	6,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent					(10,386,515)	(10,589,000)
Ending balance at Jun. 30, 2022	$ 0	$ 6,250	0	(28,765,555)	(28,759,305)
Ending balance (in shares) at Jun. 30, 2022	0	6,250,000
Beginning balance at Mar. 31, 2022	$ 0	$ 6,250	0	(18,083,828)	(18,077,578)
Beginning balance (in shares) at Mar. 31, 2022	0	6,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A common stock subject to possible redemption	$ 0	$ 0	0	(122,787)	(122,787)
Net Income (Loss) Attributable to Parent	0	0	0	(10,558,940)	(10,558,940)	$ (5,713,000)
Ending balance at Jun. 30, 2022	$ 0	$ 6,250	$ 0	$ (28,765,555)	$ (28,759,305)
Ending balance (in shares) at Jun. 30, 2022	0	6,250,000